                                                                                                                                              December 13, 2005
EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:          Evergreen Select Equity Trust (the "Trust")
                  SEC File Nos. 333-36047/811-08363
                            CIK No. 0001045688

Ladies and Gentlemen:

         On behalf of the Evergreen Select Equity Trust, a Delaware statutory trust (the "Registrant"),  we submit for filing this letter pursuant to the Securities Act of 1933,  as amended,  and the Investment  Company Act of 1940.

         This letter is being filed to withdraw a Rule 497(e) supplement filing which was made on behalf of the Registrant on December 12, 2005, Accession number 0000907244-05-000487.  The supplement contained in that filing is to the prospectus and statement of additional information of Evergreen Strategic Core Bond Fund, a series of Evergreen Select Fixed Income Trust, not the Registrant.
The supplement was filed under the correct trust, Evergreen Select Fixed Income Trust, SEC File Nos. 333-36019/811-08365 and CIK No. 0001046232 on December 12, 2005.  The accession number for the correct filing is 0000907244-05-000488.
If you have any questions or would like further information, please call me at (617) 210-3662.

                                                                                                  Very truly yours,
                                                                                                                                                    /s/ Elizabeth A. Smith                                                                                                   Elizabeth A. Smith
                                                                                                                                                                                                                                                Assistant Secretary
cc:    David Mahaffey
                Sullivan & Worcester LLP
                Timothy Diggins
               Ropes & Gray LLP